Income Taxes - Schedule of Reconciliation of Income Taxes (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Income tax expense	$ 15,784	$ 9,022	$ 23,196	$ 12,086	$ 16,070	$ 8,555
People's Republic of China [Member]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Computed expected benefits	$ (71,949)	$ (62,297)	$ (884,253)	$ (233,850)	$ (241,137)	$ (171,444)
Temporary differences	29,440	22,942	629,954	32,028	(15,205)	19,291
Changes in valuation allowance	6,640		131,595		268,680	160,708
Permanent difference	51,653	48,377	145,900	213,908	3,732
Income tax expense	$ 15,784	$ 9,022	$ 23,196	$ 12,086	$ 16,070	$ 8,555